Net Loss per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) shares in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 06, 2023	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Reverse stock split ratio	0.0333
Contingent earn-out shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)		547	547	547	547	547	547
Common stock public and private warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)		628	628	628	628	18,833	18,833
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)		402	722	402	722	603	343
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)		2	25	2	25
Convertible Debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)		280	1,568	280	2,051